Trade Payables And Expense Accruals (Summary Of Trade Payables And Expense Accruals) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Apr. 30, 2011 Premier [Member]
Trade payables	$ 80,960,000	$ 13,900,000
Book overdrafts	92,254,000	3,177,000
Cattle purchases payable	31,431,000
Payables related to securities	955,000	1,878,000
Accrued compensation, severance and other employee benefits	89,061,000	66,516,000
Accrued legal and professional fees	18,364,000	7,338,000
Accrued litigation settlement		11,229,000	9,000,000
Taxes other than income	9,207,000	4,332,000
Accrued interest payable	35,496,000	40,250,000
Other	16,593,000	18,604,000
Total current trade payable and expense accruals, net	$ 374,321,000	$ 167,224,000